Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net, consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Machinery and equipment	$334,343	$-
Transportation vehicles	43,872	-
Office and electronic equipment	26,427	18,146
Leasehold improvement	29,030	27,812
Subtotal	433,672	45,958
Less: Accumulated depreciation	(131,175)	(23,932)
Impairment of fixed assets	(250,228)	(529)
Property, plant and equipment, net	$52,269	$21,497